Employee benefits - Types of post-employment benefits and other long-term benefits (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of defined benefit plans [line items]
Defined contribution plan expenses recognized	€ 924	€ 863	€ 980
Annuity-based defined benefit plans, Equant plans, United Kingdom [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	305
Annuity-based defined benefit plans, senior management staff, France [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	206
Capital-based defined benefit plans, private-law contracts, France [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	€ 602
Percentage committed (as a percent)	72.00%
Capital-based defined benefit plans, civil servants, France [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	€ 55
Percentage committed (as a percent)	7.00%
French part-time for seniors plans [member]
Disclosure of defined benefit plans [line items]
Percentage of base salary of full-time employment (as a percent)	80.00%
Number of employees | employee	16,000
French part-time for seniors plans [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Period of time employee eligible for full retirement benefits	3 years
Period of time of employment service	15 years
Percentage employees have opportunity to work whilst receiving (as a percent)	50.00%
Plan term	18 months
Percentage of base compensation available to be invested in time saving account (as a percent)	5.00%
French part-time for seniors plans [member] | Middle of range [member]
Disclosure of defined benefit plans [line items]
Percentage of base compensation available to be invested in time saving account (as a percent)	10.00%
French part-time for seniors plans [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Period of time employee eligible for full retirement benefits	5 years
Percentage employees have opportunity to work whilst receiving (as a percent)	60.00%
Plan term	5 years
Percentage of base compensation available to be invested in time saving account (as a percent)	15.00%
French part-time for seniors plan, 2012 [member]
Disclosure of defined benefit plans [line items]
Period benefit plan extended	1 year